Tradr 2X Long SOXX Weekly ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$1,016,885
TOTAL NET ASSETS — 100.0%	$1,016,885

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Wells Fargo	iShares Semiconductor ETF	Receive	5.33% (OBFR01* + 100bps)	At Maturity	1/7/26	$269,953	$-	$(6,247)
Cowen	iShares Semiconductor ETF	Receive	5.08% (OBFR01* + 75bps)	At Maturity	5/2/25	497,357	-	(12,555)
Clear Street	iShares Semiconductor ETF	Receive	5.33% (OBFR01* + 100bps)	At Maturity	10/22/25	1,441,326	-	(154,432)
TOTAL EQUITY SWAP CONTRACTS								$(173,234)

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of December 31, 2024.